July 8, 2015

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attn: Debbie Skeens

Re: Prudential Investment Portfolios 3: Form N-1A

Post-Effective Amendment No. 52 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 53 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 333-95849

Investment Company Act No. 811-09805

Dear Ms. Skeens:

We filed through EDGAR on April 24, 2015 on behalf of Prudential Investment Portfolios 3 (the “Trust” or the “Registrant”) Post-Effective Amendment No. 49 to the Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 50 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”). The Amendment was filed under Rule 485(a)(2) under the 1933 Act solely for the purpose of adding a new series to the Trust, the Prudential Unconstrained Bond Fund (the “Fund”), designating automatic effectiveness 75 days after the filing date.

This letter is intended to respond to the staff’s comments on the Amendment that you conveyed by telephone to Claudia DiGiacomo. For your convenience, a summary of the staff’s comments is included herein and the Fund’s responses are keyed accordingly, as set forth below. The responses will be included in Post-Effective Amendment No. 52 to the Registrant’s registration statement to be filed under Rule 485(b) with immediate effectiveness.

Prospectus

1. Comment

Please be sure to update the ticker symbols on EDGAR as required pursuant to Regulation S-T.

Response

The Registrant submits that the EDGAR system has been updated to reflect the information requested.

2. Comment

The filing has missing information, including exhibits to Part C that are marked to be filed by subsequent amendment. Please confirm that the missing information will be included in the registration statement prior to the effective date.

Response

All the information missing from the Amendment and all exhibits will be included in Post-Effective Amendment No. 52.

3. Comment

Please include the appropriate Tandy representations in the correspondence responding to the staff’s comments.

Response

The appropriate Tandy representations are made at the end of this letter.

4. Comment

In the prospectus summary under the table entitled “Fund Fees and Expenses,” please confirm that any fee waivers only apply to the “Example” for the one year period.

Response

The Registrant confirms that the fee waivers are reflected in the “Example” only for the one year period ending July 31, 2016. The disclosure prior to the “Example” table notes that the example “assumes a 5% return on your investment each year, that the Fund’s operating expenses remain the same (except that fee waivers or expense reimbursements, if any, are only reflected in the 1-Year figures) . . .”

5. Comment

In the prospectus summary under the section entitled “Principal Investment Strategies,”

(a)	Revise the disclosure to define duration and provide a brief example in the fifth paragraph.
(b)	Clarify the disclosure in last sentence of the sixth paragraph to explain the concept of effective leverage and why this is discussed in the strategy section.
(c)	The disclosure relating to the risks of senior loans, including liquidity, is already included in the risk disclosure and more appropriate in the risk factors.

Response

(a)	The Fund submits that the section of the statutory prospectus entitled “Investment Strategies and Investments” includes a definition and example of duration and that it is not necessary to duplicate such disclosure in the summary prospectus. Thus, no additional revisions are necessary.
(b)	The disclosure has been revised as requested.
(c)	The duplicative disclosure has been deleted as requested.

6. Comment

In the prospectus summary under the section entitled “Principal Risks”:

(a)	Derivatives Risk – Since the Fund may enter into derivatives please consider the Barry Miller Letter to the ICI dated July 30, 2010, and revise the disclosure as necessary.
(b)	Why does Emerging Market Risk appear as a principal risk?

(c) Explain why Loan Liquidity Risk is a separate risk or explain why the Registrant believes it is necessary to include such additional disclosure in a separate risk factor.

Response

(a)	The Registrant has reviewed its disclosure and submits that it is satisfactory under the letter noted above.

(b)	The disclosure has been revised to show emerging markets as a principal strategy so that it is appropriate to disclose emerging markets as a principal risk.
(c)	The Registrant has reviewed its disclosure and believes that the existing disclosures on “Risk of Investing in Loans” and “Liquidity Risk” are sufficient to disclose the risk of illiquidity. The disclosure on “Loan Liquidity Risk” has been deleted.

7. Comment

In the disclosure under the table in the section entitled “Buying and Selling Fund Shares,” please clarify that such purchases or sales may be done on any business day.

Response

The disclosure has been revised as requested.

8. Comment

In the last paragraph of the section “More about the Fund’s Investment Strategies, Investments and Risks – Investment Strategies and Investments,” please clarify that investment policy may be changed by the Board with 60 days’ “written” notice pursuant to Rule 35d-1 under the 1940 Act.

Response

The disclosure has been revised as requested.

9. Comment

In the section “More about the Fund’s Investment Strategies, Investments and Risks – Risks of Investing in the Fund,” please clarify Option Risk disclosure to note that the loss in writing naked options is potentially unlimited.

Response

The disclosure has been revised as requested.

SAI

10. Comment

Under the section “Disclosure of Portfolio Holdings,” state if any compensation is paid to the Fund or affiliates in connection with item 16 to Form N-1A.

Response

The Fund’s policies on disclosure of portfolio holdings do not address the issue noted above. However, the Fund supplementally confirms that that none of the Funds, PI or any other affiliated party may receive compensation or any other consideration in connection with such arrangements.

Tandy Representations

The Trust hereby acknowledges that (i) the Trust is responsible for the adequacy and accuracy of the disclosure in the Registration Statement; (ii) Commission staff comments or changes to disclosure in the Registration Statement in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Registration Statement; and (iii) the Trust may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Any questions or comments with respect to the Registration Statement may be communicated to Claudia DiGiacomo at (973) 802-5032.

Sincerely,

/s/ Claudia DiGiacomo

Claudia DiGiacomo

Vice President & Corporate Counsel